Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impacts of IFRS Adjustments on Revenue (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue	€ 428,539	€ 448,880	[1]
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue		445,444
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue		3,436
Effect of transition to IFRSs [member] | Revenue of finished goods derecognized [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue		3,634
Effect of transition to IFRSs [member] | Deferred costs for slotting fees [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue		1,195
Effect of transition to IFRSs [member] | Deferred revenues for Natuzzi Display System [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue		(1,042)
Effect of transition to IFRSs [member] | Deferred revenues for Service Type Warranty [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue		€ (351)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.